Loan Servicing	12 Months Ended
Dec. 31, 2012
Loan Servicing [Abstract]
LOAN SERVICING

NOTE 5 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2012	2011
Mortgage loan portfolios serviced for:
FHLMC	$67,429	$60,733
FHLB	1,058	173

Total	$68,487	$60,906

Custodial escrow balances maintained in connection with serviced loans were $281 and $249 at year-end 2012 and 2011.

Activity for capitalized mortgage servicing rights was as follows:

	2012	2011
Servicing rights:
Beginning of year	$348	$414
Additions	174	66
Amortized to expense	(139)	(105)
Change in valuation allowance	(39)	(27)

End of year	$344	$348

	2012	2011
Valuation allowance:
Beginning of year	$119	$92
Additions expensed	44	48
Reductions credited to expense	(5)	(21)
Direct write-downs	—	—

End of year	$158	$119

The fair value of mortgage servicing rights was $352 and $359 at year-end 2012 and 2011. At year-end 2012, $71 of the mortgage servicing rights were carried at book value and $273 of the mortgage servicing rights were carried at their fair value, which is made up of the outstanding balance of $431, net of a valuation allowance of $158. Fair value at year-end 2012 was determined using a discount rate of 10.0%, prepayment speeds ranging from 14.9% to 30.3%, depending on the stratification of the specific right, and a weighted average default rate of approximately 0.5%. At year-end 2011, $77 of the mortgage servicing rights were carried at book value and $271 of the mortgage servicing rights were carried at their fair value, which was made up of the outstanding balance of $390, net of a valuation allowance of $119. Fair value at year-end 2011 was determined using a discount rate of 9.0%, prepayment speeds ranging from 14.3% to 23.8%, depending on stratification of the specific right, and a weighted average default rate of approximately 0.5%.

The weighted average amortization period is 3.61 years.